Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Central Index Key	0001565025
Entity Registrant Name	AMBEV S.A.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Entity File Number	001-36165
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Rua Dr. Renato Paes de Barros, 1017, 3rd floor
Entity Address, Postal Zip Code	04530-001
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Trading Symbol	ABEV
Entity Common Stock, Shares Outstanding	15,738,669,656
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PricewaterhouseCoopers
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1351
ICFR Auditor Attestation Flag	true
Document Shell Company Report	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Rua Dr. Renato Paes de Barros, 1017, 3rd floor
Entity Address, Postal Zip Code	04530-001
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
City Area Code	55
Local Phone Number	2122-1200
Contact Personnel Name	Lucas Machado Lira